Cost and Expenses by Nature	12 Months Ended
Dec. 31, 2025
Disclosure of cost and expenses by nature [abstract]
Cost and Expenses by Nature	COST AND EXPENSES BY NATURE
Cost and expenses by nature for each of the years ended December 31, 2025, 2024 and 2023, were as follows:

	2025		2024		2023
Purchases	Ps.	573,735,418	Ps.	688,570,471	Ps.	778,100,997
Depreciation of wells, pipelines, properties, plant and equipment, depreciation and impairment of rights of use and amortization of intangible assets	162,030,062		153,507,202		144,041,743
Net periodic cost of employee benefits	157,941,428		146,182,612		141,415,705
Other operation taxes and duties	150,746,351		132,291,723		64,825,368
Personnel services	137,674,241		130,603,791		121,408,213
Conservation and maintenance	104,170,295		104,695,080		79,917,049
Exploration and Extraction Hydrocarbons Duty and taxes	6,358,408		53,848,916		54,779,330
Unsuccessful wells	33,341,028		45,867,902		38,638,889
Raw materials and spare parts	37,664,885		36,997,308		28,019,686
Other operation costs and expenses	9,063,575		31,261,053		17,148,781
Auxiliary services with third-parties	34,864,785		25,250,935		25,991,393
Losses from fuels subtraction (1)	23,491,351		20,529,125		20,168,804
Impairment losses on trade receivables from customers	12,931,983		15,438,558		3,113,324
Delay expenses	7,319,467		13,971,561		11,633,803
General expenses with third-parties	6,946,007		10,057,702		8,146,640
Exploration expenses	15,010,504		9,725,954		12,284,957
Insurance	9,060,705		8,250,146		9,005,239
Freight	27,834,022		5,505,555		7,893,791
Integrated Contracts	3,663,600		3,442,939		2,925,163
Expenses for environmental provision	3,595,018		2,486,088		3,840,186
Fees	959,400		1,417,424		1,927,051
Inventory variations (2)	(34,189,752)		(1,714,190)		(8,643,559)
Total cost of sales and general expenses	Ps.	1,484,212,781	Ps.	1,638,187,855	Ps.	1,566,582,553
(1)In accordance with Resolution RES / 179/2017, issued by the CRE, losses from fuels subtraction are losses outside the scope of the contemplated operating costs as a result of various illicit actions, including the theft of and illicit market in fuels.
Until its dissolution on March 19, 2025, Pemex Logistics was responsible for distributing hydrocarbons through pipelines and for the received products, preserving their quality and delivering them from the point of reception to the user at the point of destination. As of March 19, 2025, these activities are carried out by Petróleos Mexicanos and reported within the Other Operating Subsidiary Companies segment (see Notes 1 and 6). The volume of missing hydrocarbons is determined through monthly calculations.
(2)The variation in inventories represents the difference between the balances as of the beginning and the end of the year, as well as variations in standard and real costs. During 2025, the variation was mainly due to variations in standard and real costs and the difference between the balances as of the beginning and the year.